UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08603

Name of Fund: BlackRock Debt Strategies Fund, Inc. (DSU)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Debt Strategies Fund, Inc., 55 East 52nd Street,
New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2014

Date of reporting period: 05/31/2013

Item 1	–	Schedule of Investments

Consolidated Schedule of Investments May 31, 2013 (Unaudited)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
ACAS CLO Ltd.(a)(b):
Series 2012-1A, Class D, 5.13%, 9/20/235.13%, 9/20/23	USD	1,000	$1,007,500
Series 2013-1A, Class D, 4.09%, 4/20/25		500	482,500
Apidos CDO XI, Series 2012-11A, Class D,
4.74%, 1/17/23(a)(b)		550	548,075
Atrium CDO Corp., Series 9A, Class D,
3.96%, 2/28/24(a)(b)		750	718,597
Carlyle Global Market Strategies, Series 2013-1A, Class C,
4.29%, 2/14/25(a)(b)		250	250,098
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class D,
4.78%, 1/20/25(a)(b)		600	600,300
Cavalry CLO Ltd., Series 2A, Class D,
4.38%, 1/17/24(a)(b)		500	490,000
CFIP Clo Ltd., Series 2013-1A, Class D,
4.04%, 4/20/24(a)(b)		1,000	962,700
CSAM Funding, Series 2A, Class B1,
7.05%, 10/15/16(a)		625	625,000
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C,
4.28%, 4/20/23(a)(b)		765	764,992
Goldentree Loan Opportunities VI Ltd., Series 2012-6A, Class D,
4.48%, 4/17/22(a)(b)		1,250	1,250,250
Highbridge Loan Management Ltd., Series 2012-1A, Class C,
5.28%, 9/20/22(a)(b)		1,200	1,206,000
ING Investment Management, Series 2012-2A, Class D,
4.83%, 10/15/22(a)(b)		1,275	1,283,925
LCM IX LP, Series 9A, Class E,
4.48%, 7/14/22(a)(b)		1,000	913,000
LCM XI LP, Series 11A, Class D2,
4.23%, 4/19/22(a)(b)		1,300	1,300,000
OZLM Funding Ltd.(a)(b):
Series 2012-2A, Class C, 4.63%, 10/30/23		500	498,200
Series 2013-3A, Class C, 4.15%, 1/22/25		500	491,650
Symphony CLO IX LP, Series 2012-9A, Class D,
4.53%, 4/16/22(a)(b)		1,075	1,075,430
West CLO Ltd., Series 2012-1A, Class C,
5.03%, 10/30/23(a)(b)		1,145	1,150,009

Total Asset-Backed Securities – 3.2%			15,618,226

Common Stocks	Shares
Chemicals – 0.1%
GEO Specialty Chemicals, Inc.(c)		339,340	257,899

Containers & Packaging – 0.1%
Smurfit Kappa Plc		36,342	609,687

Diversified Financial Services – 1.0%
Kcad Holdings I Ltd.(c)		756,012,055	4,906,518

Electrical Equipment – 0.0%
Medis Technologies Ltd.(c)		286,757	3

Hotels, Restaurants & Leisure – 0.0%
HRP PIK Corp., Class B(c)		5,000	–

Metals & Mining – 0.1%
Euramax International(c)		2,337	467,460

Paper & Forest Products – 1.2%
Ainsworth Lumber Co. Ltd.		1,285,924	4,700,894
NewPage Corp.(c)		9,120	866,400
Western Forest Products, Inc.(c)		211,149	262,727

			5,830,021

Semiconductors & Semiconductor Equipment – 0.0%
SunPower Corp.(c)		1,707	32,945

Software – 0.3%
Bankruptcy Management Solutions, Inc.(c)		1,870	–
HMH Holdings/EduMedia(c)		52,041	1,376,492

			1,376,492

Specialty Retail – 0.0%
Movie Gallery, Inc.(c)		503,737	5

Total Common Stocks – 2.8%			13,481,030

Corporate Bonds	Par (000)
Aerospace & Defense – 0.9%
Bombardier, Inc.,
4.25%, 1/15/16(a)	USD	980	1,014,300
DigitalGlobe, Inc.,
5.25%, 2/01/21(a)		666	670,995
Huntington Ingalls Industries, Inc.,
7.13%, 3/15/21		715	784,712
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17		1,364	1,486,760
Meccanica Holdings USA, Inc.,
6.25%, 7/15/19(a)		247	259,425

			4,216,192

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Airlines – 0.9%
Air Canada Pass-Through Trust, Series 2013-1, Class C,
6.63%, 5/15/18(a)	USD	274	$280,795
American Airlines Pass-Through Trust, Series 2011-2, Class A,
8.63%, 4/15/23		369	388,815
Continental Airlines Pass-Through Trust, Series 2012-3, Class C,,
6.13%, 4/29/18		1,485	1,559,250
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B,
9.75%, 12/17/16		170	193,301
US Airways Group, Inc.,
6.13%, 6/01/18		280	272,650
US Airways Pass-Through Trust, Series 2013-1, Class B,
5.38%, 5/15/23		1,530	1,572,075

			4,266,886

Auto Components – 2.0%
Affinia Group, Inc.,
7.75%, 5/01/21(a)		790	821,600
Brighthouse Group Ltd.,
7.88%, 5/15/18	GBP	100	154,979
Continental Rubber of America Corp.,
4.50%, 9/15/19(a)	USD	150	155,625
Delphi Corp.,
6.13%, 5/15/21		250	275,938
Icahn Enterprises LP:
7.75%, 1/15/16		220	227,700
8.00%, 1/15/18		4,035	4,277,100
Jaguar Land Rover Automotive Plc:
8.25%, 3/15/20	GBP	392	673,033
5.63%, 2/01/23(a)	USD	425	434,562
Schaeffler Finance BV:
4.25%, 5/15/18	EUR	106	139,496
4.75%, 5/15/21(a)	USD	540	530,550
Servus Luxembourg Holdings SCA,
7.75%, 6/15/18	EUR	175	228,309
Titan International, Inc.:
7.88%, 10/01/17(a)	USD	530	567,100
7.88%, 10/01/17		940	1,005,800
Venture Holdings Co. LLC(c)(d):
12.00%, 7/01/49		4,450	–
Series B, 9.50%, 7/01/05		1,800	–

			9,491,792

Beverages – 0.1%
Constellation Brands, Inc.,
7.25%, 5/15/17		USD 57	66,619
Crown European Holdings SA,
7.13%, 8/15/18(a)	EUR	50	70,349
Refresco Group BV,
7.38%, 5/15/18		100	139,008

			275,976

Building Products – 1.0%
American Builders & Contractors Supply Co., Inc.,
5.63%, 4/15/21(a)	USD	300	303,750
Builders FirstSource, Inc.,
7.63%, 6/01/21(a)		639	642,195
Building Materials Corp. of America(a):
7.00%, 2/15/20		1,000	1,070,000
6.75%, 5/01/21		590	638,675
Cemex SAB de CV,
5.88%, 3/25/19(a)		260	258,700
Momentive Performance Materials, Inc.,
8.88%, 10/15/20		375	404,062
Texas Industries, Inc.,
9.25%, 8/15/20		378	418,635
USG Corp.,
9.75%, 1/15/18		980	1,153,950

			4,889,967

Capital Markets – 0.2%
E*Trade Financial Corp.,
0.00%, 8/31/19(a)(e)(f)		593	673,055
Nuveen Investments, Inc.,
9.13%, 10/15/17(a)		302	317,100

			990,155

Chemicals – 4.0%
Ashland, Inc.,
3.88%, 4/15/18(a)		475	488,063
Axiall Corp.,
4.88%, 5/15/23(a)		173	173,865
Celanese US Holdings LLC,
5.88%, 6/15/21		706	778,365
Ciech Group Financing AB,
9.50%, 11/30/19	EUR	130	187,976
Eagle Spinco, Inc.,
4.63%, 2/15/21(a)	USD	598	602,485
GEO Specialty Chemicals, Inc.,
7.50%, 3/31/15(a)(f)(g)		4,171	8,258,158
Huntsman International LLC:
4.88%, 11/15/20		636	642,360
8.63%, 3/15/21		735	821,362
INEOS Finance Plc,
7.50%, 5/01/20(a)		295	323,763
INEOS Group Holdings SA:
6.13%, 8/15/18(a)		485	477,725
6.50%, 8/15/18	EUR	224	283,865
LyondellBasell Industries NV:
5.00%, 4/15/19	USD	695	784,470
5.75%, 4/15/24		1,775	2,065,101
Nufarm Australia Ltd.,
6.38%, 10/15/19(a)		225	230,625
Orion Engineered Carbons Bondco GmbH,
9.63%, 6/15/18(a)		800	890,000
PetroLogistics LP/PetroLogistics Finance Corp.,
6.25%, 4/01/20(a)		188	189,410
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp.,
6.50%, 4/15/21(a)		706	714,825

2	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
Rockwood Specialties Group, Inc.,
4.63%, 10/15/20	USD	1,049	$1,069,980
Tronox Finance LLC,
6.38%, 8/15/20(a)		288	282,960
US Coatings Acquisition, Inc./Flash Dutch 2 BV,
5.75%, 2/01/21	EUR	100	135,174

			19,400,532

Commercial Banks – 0.6%
CIT Group, Inc.:
5.00%, 5/15/17	USD	620	660,300
6.63%, 4/01/18(a)		120	135,000
5.50%, 2/15/19(a)		1,760	1,905,200
5.00%, 8/15/22		186	198,090

			2,898,590

Commercial Services & Supplies – 2.2%
ADS Waste Holdings, Inc.,
8.25%, 10/01/20(a)		206	220,935
ARAMARK Holdings Corp.,
5.75%, 3/15/20(a)		1,052	1,088,820
AWAS Aviation Capital Ltd.,
7.00%, 10/17/16(a)		672	703,752
Brickman Group Holdings, Inc.,
9.13%, 11/01/18(a)		55	59,538
Catalent Pharma Solutions, Inc.,
7.88%, 10/15/18(a)		265	268,975
Covanta Holding Corp.,
6.38%, 10/01/22		800	862,974
EC Finance Plc,
9.75%, 8/01/17	EUR	60	84,629
The Geo Group, Inc.,
7.75%, 10/15/17	USD	850	897,812
The Hertz Corp.,
6.25%, 10/15/22		425	461,656
Mead Products LLC/ACCO Brands Corp.,
6.75%, 4/30/20(a)		212	222,600
Mobile Mini, Inc.,
7.88%, 12/01/20		640	708,800
UR Merger Sub Corp.:
5.75%, 7/15/18		877	936,197
7.38%, 5/15/20		565	620,088
7.63%, 4/15/22		2,328	2,578,260
Verisure Holding AB:
8.75%, 9/01/18	EUR	290	416,505
8.75%, 12/01/18		149	206,251
West Corp.,
8.63%, 10/01/18	USD	315	345,713

			10,683,505

Communications Equipment – 0.8%
Avaya, Inc.(a):
7.00%, 4/01/19		485	452,262
10.50%, 3/01/21		873	733,320
CommScope Holding Co., Inc.,
6.63%, 6/01/20(a)(g)		435	429,563
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		1,000	1,110,000
10.13%, 7/01/20		1,020	1,185,750

			3,910,895

Construction & Engineering – 0.1%
Safway Group Holding LLC/Safway Finance Corp.,
7.00%, 5/15/18(a)		200	201,000
Weekley Homes LLC/Weekley Finance Corp.,
6.00%, 2/01/23(a)		230	239,200

			440,200

Construction Materials – 1.2%
Buzzi Unicem SpA,
6.25%, 9/28/18	EUR	106	151,882
HD Supply, Inc.:
8.13%, 4/15/19	USD	2,808	3,116,880
7.50%, 7/15/20(a)(h)		1,860	1,971,600
11.50%, 7/15/20		340	399,500
HeidelbergCement AG,
7.50%, 4/03/20	EUR	46	73,725

			5,713,587

Consumer Finance – 0.2%
Ford Motor Credit Co. LLC:
7.00%, 4/15/15	USD	280	307,442
6.63%, 8/15/17		148	172,122
iStar Financial, Inc.,
4.88%, 7/01/18		324	321,570
IVS F. SpA,
7.13%, 4/01/20	EUR	170	223,167

			1,024,301

Containers & Packaging – 0.8%
Ardagh Packaging Finance Plc:
7.38%, 10/15/17		100	139,723
7.38%, 10/15/17		100	139,723
7.38%, 10/15/17(a)		385	537,934
9.13%, 10/15/20(a)	USD	300	328,500
Ball Corp.,
6.75%, 9/15/20		625	675,000
Berry Plastics Corp.,
9.75%, 1/15/21		210	242,550
Beverage Packaging Holdings Luxembourg II SA,
8.00%, 12/15/16	EUR	1,243	1,615,589
Crown Americas LLC/Crown Americas Capital Corp. III,
6.25%, 2/01/21	USD	103	112,527
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 1/15/23(a)		162	158,355

			3,949,901

Distributors – 0.1%
VWR Funding, Inc.,
7.25%, 9/15/17		615	654,975

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Diversified Consumer Services – 0.7%
313 Group, Inc.(a):
6.38%, 12/01/19	USD	613	$611,468
8.75%, 12/01/20		979	993,685
Laureate Education, Inc.,
9.25%, 9/01/19(a)		1,025	1,148,000
Rent-A-Center, Inc.,
4.75%, 5/01/21(a)		494	484,120
ServiceMaster Co.,
8.00%, 2/15/20		235	241,756

			3,479,029

Diversified Financial Services – 4.2%
Aircastle Ltd.,
6.25%, 12/01/19		261	282,532
Ally Financial, Inc.:
7.50%, 12/31/13		90	92,925
8.30%, 2/12/15		1,330	1,463,000
7.50%, 9/15/20		1,990	2,323,325
8.00%, 11/01/31		399	510,720
8.00%, 11/01/31		2,000	2,580,000
CNG Holdings, Inc.,
9.38%, 5/15/20(a)		340	338,300
Co-Operative Group Ltd.,
5.63%, 7/08/20(i)	GBP	240	366,479
DPL, Inc.:
6.50%, 10/15/16	USD	50	53,875
7.25%, 10/15/21		130	140,400
Gala Group Finance Plc,
8.88%, 9/01/18	GBP	400	653,342
General Motors Financial Co., Inc.(a):
2.75%, 5/15/16	USD	420	419,370
3.25%, 5/15/18		243	240,874
4.25%, 5/15/23		211	205,725
GETCO Financing Escrow LLC,
8.25%, 6/15/18(a)(j)		173	169,108
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
7.38%, 4/01/20(a)		415	417,075
Jefferies LoanCore LLC/JLC Finance Corp.,
6.88%, 6/01/20(a)		462	463,155
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		1,943	2,069,295
9.00%, 4/15/19		195	204,750
9.88%, 8/15/19		1,450	1,580,500
5.75%, 10/15/20		3,640	3,694,600
6.88%, 2/15/21		515	549,762
WMG Acquisition Corp.:
11.50%, 10/01/18		455	536,900
6.00%, 1/15/21(a)		592	624,560

			19,980,572

Diversified Telecommunication Services – 1.1%
CenturyLink, Inc., Series V,
5.63%, 4/01/20		653	675,039
Level 3 Communications, Inc.,
8.88%, 6/01/19		520	564,200
Level 3 Financing, Inc.:
8.13%, 7/01/19		2,902	3,141,415
7.00%, 6/01/20		340	357,850
OTE Plc,
7.25%, 2/12/15(i)	EUR	104	140,310
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		119	162,441
6.75%, 8/15/24		222	307,588

			5,348,843

Electric Utilities – 0.2%
Homer City Generation LP,
8.73%, 10/01/26(g)	USD	360	382,500
Mirant Mid Atlantic Pass-Through Trust, Series B,
9.13%, 6/30/17		475	535,404

			917,904

Electrical Equipment – 0.3%
Belden, Inc.,
5.50%, 9/01/22(a)		360	369,900
General Cable Corp.,
5.75%, 10/01/22(a)		670	690,100
Techem GmbH,
6.13%, 10/01/19	EUR	200	280,746
Trionista TopCo GmbH,
6.88%, 4/30/21		100	131,924

			1,472,670

Energy Equipment & Services – 2.8%
Calfrac Holdings LP,
7.50%, 12/01/20(a)	USD	1,680	1,730,400
Compagnie Générale de Géophysique, Veritas,
6.50%, 6/01/21		1,000	1,045,000
FTS International Services LLC/FTS International Bonds, Inc.,
8.13%, 11/15/18(a)		779	829,635
Gulfmark Offshore, Inc.,
6.38%, 3/15/22		130	135,200
Hornbeck Offshore Services, Inc.,
5.88%, 4/01/20		265	276,263
MEG Energy Corp.(a):
6.50%, 3/15/21		1,437	1,487,295
6.38%, 1/30/23		471	482,775
Oil States International, Inc.:
6.50%, 6/01/19		1,319	1,421,222
5.13%, 1/15/23(a)		653	703,607
Peabody Energy Corp.:
6.00%, 11/15/18		985	1,053,950
6.25%, 11/15/21		1,060	1,107,700

4	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Precision Drilling Corp.:
6.63%, 11/15/20	USD	125	$133,750
6.50%, 12/15/21		840	900,900
Rain CII Carbon LLC/CII Carbon Corp.,
8.25%, 1/15/21(a)		377	403,390
Seadrill Ltd.,
5.63%, 9/15/17(a)		783	802,575
Tervita Corp.,
8.00%, 11/15/18(a)		597	617,895
Trionista Holdco GmbH,
5.00%, 4/30/20	EUR	302	400,375

			13,531,932

Food & Staples Retailing – 0.2%
Bakkavor Finance 2 Plc,
8.25%, 2/15/18	GBP	192	302,664
R&R Ice Cream PLC,
9.25%, 5/15/18(g)	EUR	100	131,275
Rite Aid Corp.,
9.25%, 3/15/20	USD	435	491,006

			924,945

Food Products – 0.4%
Hawk Acquisition Sub, Inc.,
4.25%, 10/15/20(a)		722	716,585
Post Holdings, Inc.,
7.38%, 2/15/22		545	606,994
Smithfield Foods, Inc.,
6.63%, 8/15/22		554	630,175

			1,953,754

Gas Utilities – 0.3%
Targa Resources Partners LP,
7.88%, 10/15/18		1,095	1,185,338

Health Care Equipment & Supplies – 1.3%
Biomet, Inc.(a):
6.50%, 8/01/20		1,211	1,274,578
6.50%, 10/01/20		2,593	2,625,412
DJO Finance LLC/DJO Finance Corp.:
8.75%, 3/15/18		295	325,975
7.75%, 4/15/18		770	796,950
9.88%, 4/15/18		350	384,125
IDH Finance PLC,
6.00%, 12/01/18	GBP	103	157,281
Kinetic Concepts, Inc./KCI USA, Inc.,
12.50%, 11/01/19	USD	305	314,150
Teleflex, Inc.,
6.88%, 6/01/19		475	513,000

			6,391,471

Health Care Providers & Services – 3.5%
Aviv Healthcare Properties LP,
7.75%, 2/15/19		700	764,750
Care UK Health & Social Care Plc,
9.75%, 8/01/17	GBP	65	102,218
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	USD	345	359,663
8.00%, 11/15/19		320	352,000
7.13%, 7/15/20		333	365,467
Crown Newco 3 Plc:
7.00%, 2/15/18	GBP	194	308,028
7.00%, 2/15/18(a)		108	171,479
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	USD	661	703,965
HCA, Inc.:
6.50%, 2/15/20		1,965	2,215,537
7.88%, 2/15/20		1,245	1,357,050
7.25%, 9/15/20		380	418,000
5.88%, 3/15/22		1,905	2,090,737
4.75%, 5/01/23		516	514,710
Hologic, Inc.,
6.25%, 8/01/20		977	1,044,169
IASIS Healthcare LLC/IASIS Capital Corp.,
8.38%, 5/15/19		377	393,965
inVentiv Health, Inc.,
9.00%, 1/15/18(a)		255	271,575
Omnicare, Inc.,
7.75%, 6/01/20		1,310	1,450,825
Tenet Healthcare Corp.:
6.25%, 11/01/18		814	901,505
6.75%, 2/01/20		340	357,000
4.50%, 4/01/21(a)		376	369,420
4.38%, 10/01/21(a)		617	598,490
Vanguard Health Holding Co II LLC/Vanguard Holding Co II, Inc.:
8.00%, 2/01/18		260	275,925
7.75%, 2/01/19		1,125	1,203,750

			16,590,228

Health Care Technology – 0.8%
IMS Health, Inc.,
12.50%, 3/01/18(a)		3,205	3,761,869

Hotels, Restaurants & Leisure – 2.3%
Caesars Entertainment Operating Co., Inc.,
8.50%, 2/15/20		882	840,105
Carlson Wagonlit BV,
6.88%, 6/15/19(a)		260	273,650
Choice Hotels International, Inc.,
5.75%, 7/01/22		170	188,700
Cirsa Funding Luxembourg SA,
8.75%, 5/15/18	EUR	1,744	2,301,853
Diamond Resorts Corp.,
12.00%, 8/15/18	USD	1,040	1,160,900
Gategroup Finance Luxembourg SA,
6.75%, 3/01/19	EUR	235	311,550
HRP Myrtle Beach Holdings LLC(a)(c)(d):
12.50%, 4/01/14	USD	5,000	1
14.50%, 4/01/14		6,892	1
HRP Myrtle Beach Operations LLC,
12.50%, 4/01/13(a)(c)(d)		5,000	1
Isle of Capri Casinos, Inc.:
7.75%, 3/15/19		50	54,000
5.88%, 3/15/21		211	209,945
Little Traverse Bay Bands of Odawa Indians,
9.00%, 8/31/20(a)		609	590,730

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013	5

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Hotels, Restaurants & Leisure (concluded)
Regal Entertainment Group,
5.75%, 2/01/25	USD	189	$188,527
Sabre, Inc.,
8.50%, 5/15/19(a)		577	636,142
Sisal Holding Istituto di Pagamento SpA,
7.25%, 9/30/17	EUR	100	131,924
Six Flags Entertainment Corp.,
5.25%, 1/15/21(a)	USD	412	414,060
Station Casinos LLC,
7.50%, 3/01/21(a)		1,618	1,694,855
Travelport LLC/Travelport Holdings, Inc.,
6.40%, 3/01/16(a)(b)		875	828,660
Tropicana Entertainment LLC/ Tropicana Finance Corp.,
9.63%, 12/15/14(c)(d)		530	–
The Unique Pub Finance Co. Plc, Series A3,
6.54%, 3/30/21	GBP	100	157,258
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.38%, 3/15/22	USD	888	934,620

			10,917,482

Household Durables – 1.6%
Algeco Scotsman Global Finance Plc,
9.00%, 10/15/18	EUR	380	506,351
Ashton Woods USA LLC/Ashton Woods Finance Corp.,
6.88%, 2/15/21(a)	USD	366	379,268
Beazer Homes USA, Inc.,
6.63%, 4/15/18		640	693,600
Brookfield Residential Properties, Inc.,
6.50%, 12/15/20(a)		655	700,850
K. Hovnanian Enterprises, Inc.,
7.25%, 10/15/20(a)		1,505	1,666,787
KB Home,
7.25%, 6/15/18		635	714,375
Libbey Glass, Inc.,
6.88%, 5/15/20		145	156,963
RPG Byty Sro,
6.75%, 5/01/20	EUR	160	200,681
Spie BondCo 3 SCA,
11.00%, 8/15/19		244	342,906
Standard Pacific Corp.,
8.38%, 1/15/21	USD	1,685	2,022,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
5.25%, 4/15/21(a)		431	436,388

			7,820,169

Household Products – 0.4%
Ontex IV SA:
7.50%, 4/15/18	EUR	100	136,474
9.00%, 4/15/19		217	295,443
Spectrum Brands Escrow Corp.(a):
6.38%, 11/15/20	USD	175	187,906
6.63%, 11/15/22		200	216,000
Spectrum Brands, Inc.,
9.50%, 6/15/18		840	929,250

			1,765,073

Independent Power Producers & Energy Traders – 3.5%
The AES Corp.,
4.88%, 5/15/23		28	27,510
Calpine Corp.,
7.50%, 2/15/21(a)		157	170,345
Dynegy, Inc.,
5.88%, 6/01/23(a)		480	472,800
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
6.88%, 8/15/17(a)		715	757,900
10.00%, 12/01/20		6,060	6,900,825
10.00%, 12/01/20(a)		1,875	2,125,781
12.25%, 3/01/22(a)(i)		821	934,914
GenOn REMA LLC:
Series B, 9.24%, 7/02/17		216	237,208
Series C, 9.68%, 7/02/26		709	772,810
Laredo Petroleum, Inc.:
9.50%, 2/15/19		1,210	1,370,325
7.38%, 5/01/22		360	396,000
NRG Energy, Inc.:
7.63%, 1/15/18		1,423	1,604,432
6.63%, 3/15/23(a)		673	711,698
QEP Resources, Inc.,
5.38%, 10/01/22		335	343,375

			16,825,923

Industrial Conglomerates – 0.2%
Sequa Corp.,
7.00%, 12/15/17(a)		920	920,000

Insurance – 0.2%
CNO Financial Group, Inc.,
6.38%, 10/01/20(a)		215	233,006
MPL 2 Acquisition Canco, Inc.,
9.88%, 8/15/18(a)		415	427,450
TMF Group Holding B.V.,
9.88%, 12/01/19	EUR	100	137,124

			797,580

Internet Software & Services – 0.1%
VeriSign, Inc.,
4.63%, 5/01/23(a)	USD	395	396,975

IT Services – 1.9%
Ceridian Corp.(a):
8.88%, 7/15/19		1,885	2,148,900
11.00%, 3/15/21		723	826,027
Epicor Software Corp.,
8.63%, 5/01/19		720	783,000
First Data Corp.:
7.38%, 6/15/19(a)		1,335	1,408,425
6.75%, 11/01/20(a)		960	1,003,200
8.25%, 1/15/21(a)		200	212,000
12.63%, 1/15/21		195	213,038
11.75%, 8/15/21(a)		627	606,622
SunGard Data Systems, Inc.,
6.63%, 11/01/19(a)		1,640	1,726,100

6	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
IT Services (concluded)
WEX, Inc.,
4.75%, 2/01/23(a)	USD	395	$394,013

			9,321,325

Machinery – 0.3%
Navistar International Corp.,
8.25%, 11/01/21		372	378,975
Terex Corp.,
6.00%, 5/15/21		760	803,700
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
8.75%, 2/01/19(a)		411	409,459

			1,592,134

Media – 4.4%
AMC Networks, Inc.:
7.75%, 7/15/21		605	685,162
4.75%, 12/15/22		191	190,523
Cengage Learning Acquisitions, Inc.,
11.50%, 4/15/20(a)		415	334,075
Checkout Holding Corp.,
9.81%, 11/15/15(a)(e)		740	584,600
Cinemark USA, Inc.,
5.13%, 12/15/22		145	147,175
Clear Channel Communications, Inc.:
9.00%, 12/15/19(a)		422	424,110
9.00%, 3/01/21		950	942,875
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22(a)		684	718,200
6.50%, 11/15/22(a)		1,846	1,947,530
Series B, 7.63%, 3/15/20		1,100	1,168,750
DISH DBS Corp.:
4.25%, 4/01/18(a)		960	936,000
5.88%, 7/15/22		1,265	1,268,162
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		1,160	1,258,600
5.50%, 8/01/23(a)(j)		1,985	1,945,300
Intelsat Luxembourg SA,
6.75%, 6/01/18(a)		655	682,837
Interactive Data Corp.,
10.25%, 8/01/18		1,545	1,734,262
The McClatchy Co.,
9.00%, 12/15/22(a)		230	248,400
MDC Partners, Inc.,
6.75%, 4/01/20(a)		255	260,738
NAI Entertainment Holdings LLC,
8.25%, 12/15/17(a)		920	993,600
Nara Cable Funding Ltd.,
8.88%, 12/01/18	EUR	200	275,547
Nielsen Finance LLC,
7.75%, 10/15/18	USD	658	723,800
ProQuest LLC/ProQuest Notes Co.,
9.00%, 10/15/18(a)		139	140,738
Sirius XM Radio, Inc.(a):
4.25%, 5/15/20		458	448,840
4.63%, 5/15/23		225	216,000
Sterling Entertainment Corp.,
10.00%, 12/15/19		850	850,000
Unitymedia Hessen GmbH & Co. KG,
5.50%, 1/15/23(a)		830	846,600
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
7.50%, 3/15/19		1,040	1,128,400
Univision Communications, Inc.,
6.75%, 9/15/22(a)		206	221,450

			21,322,274

Metals & Mining – 2.3%
ArcelorMittal:
9.50%, 2/15/15		1,345	1,492,950
4.25%, 8/05/15		698	720,685
5.00%, 2/25/17		278	289,120
6.13%, 6/01/18		357	378,420
Commercial Metals Co.,
4.88%, 5/15/23		650	619,125
Eco-Bat Finance Plc,
7.75%, 2/15/17	EUR	305	404,352
FMG Resources August 2006 Property Ltd.(a):
6.38%, 2/01/16	USD	445	453,900
6.00%, 4/01/17		465	470,813
Global Brass and Copper, Inc.,
9.50%, 6/01/19(a)		485	543,200
Kaiser Aluminum Corp.,
8.25%, 6/01/20		360	405,900
New Gold, Inc.(a):
7.00%, 4/15/20		120	127,200
6.25%, 11/15/22		485	499,550
Novelis, Inc.,
8.75%, 12/15/20		3,625	4,050,937
Perstorp Holding AB,
8.75%, 5/15/17(a)		205	211,663
RathGibson, Inc.,
11.25%, 2/15/14(c)(d)		4,440	–
Steel Dynamics, Inc.,
6.38%, 8/15/22(a)		390	425,100
Walter Energy, Inc.,
8.50%, 4/15/21(a)		112	112,560

			11,205,475

Multiline Retail – 0.3%
Dollar General Corp.,
4.13%, 7/15/17		241	261,548
Dufry Finance SCA,
5.50%, 10/15/20(a)		1,068	1,124,070

			1,385,618

Oil, Gas & Consumable Fuels – 7.1%
Access Midstream Partners LP/ACMP Finance Corp.:
6.13%, 7/15/22		785	839,950
4.88%, 5/15/23		360	355,500
Alpha Natural Resources, Inc.,
6.25%, 6/01/21		302	270,290

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013	7

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Athlon Holdings LP/Athlon Finance Corp.,
7.38%, 4/15/21(a)	USD	184	$191,360
Bonanza Creek Energy, Inc.,
6.75%, 4/15/21(a)		69	72,105
Chaparral Energy, Inc.,
7.63%, 11/15/22		215	232,200
Chesapeake Energy Corp.:
7.25%, 12/15/18		45	51,863
6.63%, 8/15/20		500	556,250
6.88%, 11/15/20		285	320,625
6.13%, 2/15/21		435	474,150
5.75%, 3/15/23		915	951,600
Concho Resources, Inc.:
6.50%, 1/15/22		414	447,120
5.50%, 10/01/22		166	171,395
5.50%, 4/01/23		163	166,668
CONSOL Energy, Inc.:
8.25%, 4/01/20		1,885	2,082,925
6.38%, 3/01/21		245	256,025
Crosstex Energy LP/Crosstex Energy Finance Corp.,
8.88%, 2/15/18		370	397,750
CrownRock LP/CrownRock Finance, Inc.,
7.13%, 4/15/21(a)		275	283,250
Denbury Resources, Inc.,
4.63%, 7/15/23		714	690,795
Energy XXI Gulf Coast, Inc.,
7.75%, 6/15/19		1,300	1,391,000
EP Energy LLC/Everest Acquisition Finance, Inc.,
6.88%, 5/01/19		440	475,200
Halcon Resources Corp.,
8.88%, 5/15/21		666	677,655
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.63%, 4/15/21(a)		734	807,400
Holly Energy Partners LP/Holly Energy Finance Corp.,
6.50%, 3/01/20		150	159,375
Kinder Morgan Finance Co. LLC,
6.00%, 1/15/18(a)		925	1,021,153
Kodiak Oil & Gas Corp.,
8.13%, 12/01/19		605	680,625
Linn Energy LLC:
6.25%, 11/01/19(a)		1,685	1,697,637
8.63%, 4/15/20		180	197,100
7.75%, 2/01/21		715	757,900
MarkWest Energy Partners LP:
6.25%, 6/15/22		176	190,080
5.50%, 2/15/23		339	354,255
4.50%, 7/15/23		285	277,163
Memorial Production Partners LP,
7.63%, 5/01/21(a)		251	252,255
Newfield Exploration Co.,
5.63%, 7/01/24		143	150,150
Northern Oil and Gas, Inc.,
8.00%, 6/01/20		505	525,200
Oasis Petroleum, Inc.:
7.25%, 2/01/19		270	290,925
6.50%, 11/01/21		290	313,200
Offshore Group Investment Ltd.,
7.13%, 4/01/23(a)		473	488,372
Pacific Drilling SA,
5.38%, 6/01/20(a)(j)		431	426,690
PBF Holding Co. LLC,
8.25%, 2/15/20		334	369,070
PDC Energy, Inc.,
7.75%, 10/15/22(a)		335	365,150
PetroBakken Energy Ltd.,
8.63%, 2/01/20(a)		436	446,900
Petrobras Global Finance BV,
3.00%, 1/15/19		555	541,327
Plains Exploration & Production Co.,
6.88%, 2/15/23		637	720,606
Range Resources Corp.:
6.75%, 8/01/20		571	618,107
5.75%, 6/01/21		1,225	1,295,437
5.00%, 8/15/22		401	407,015
Regency Energy Partners LP,
4.50%, 11/01/23(a)		285	282,150
Rosetta Resources, Inc.,
5.63%, 5/01/21		275	275,688
Sabine Pass Liquefaction LLC(a):
5.63%, 2/01/21		2,060	2,067,725
5.63%, 4/15/23		540	540,000
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		2,905	3,239,075
6.50%, 11/01/20(a)		525	549,937
SandRidge Energy, Inc.:
8.75%, 1/15/20		68	73,100
7.50%, 2/15/23		773	796,190
SESI LLC,
6.38%, 5/01/19		530	572,400
SM Energy Co.:
6.50%, 11/15/21		425	464,313
6.50%, 1/01/23		200	220,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
5.88%, 10/01/20(a)		125	130,313

			33,919,659

Paper & Forest Products – 0.2%
Ainsworth Lumber Co. Ltd.,
7.50%, 12/15/17(a)		575	621,000
NewPage Corp.,
11.38%, 12/31/14(c)(d)		2,103	–
Sappi Papier Holding GmbH,
8.38%, 6/15/19(a)		200	220,500
WEPA Hygieneprodukte GmbH,
6.50%, 5/15/20	EUR	100	135,941

			977,441

8	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Pharmaceuticals – 0.4%
Valeant Pharmaceuticals International(a):
6.50%, 7/15/16	USD	466	$482,310
6.38%, 10/15/20		435	456,750
7.25%, 7/15/22		660	716,100

			1,655,160

Professional Services – 0.1%
Truven Health Analytics, Inc.,
10.63%, 6/01/20(a)		380	429,400

Real Estate Investment Trusts (REITs) – 0.4%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
7.75%, 2/15/18(a)		455	470,925
Felcor Lodging LP:
6.75%, 6/01/19		1,325	1,414,437
5.63%, 3/01/23		206	209,605

			2,094,967

Real Estate Management & Development – 1.2%
Realogy Corp.(a):
The, 3.38%, 5/01/16		546	541,905
7.88%, 2/15/19		1,760	1,931,600
7.63%, 1/15/20		1,190	1,347,675
9.00%, 1/15/20		310	360,375
Shea Homes LP,
8.63%, 5/15/19		1,495	1,696,825

			5,878,380

Road & Rail – 0.9%
The Hertz Corp.:
7.50%, 10/15/18		1,490	1,620,375
6.75%, 4/15/19		285	309,581
5.88%, 10/15/20		305	321,775
7.38%, 1/15/21		1,385	1,530,425
LBC Tank Terminals Holding Netherlands BV,
6.88%, 5/15/23(a)		200	207,750
Watco Cos. LLC/Watco Finance Corp.,
6.38%, 4/01/23(a)		145	152,613

			4,142,519

Semiconductors & Semiconductor Equipment – 0.3%
NXP BV/NXP Funding LLC(a):
3.75%, 6/01/18		685	674,725
5.75%, 2/15/21		545	572,250

			1,246,975

Software – 0.9%
IAC/InterActiveCorp,
4.75%, 12/15/22(a)		373	366,473
Infor US, Inc.,
9.38%, 4/01/19		2,420	2,728,550
Nuance Communications, Inc.,
5.38%, 8/15/20(a)		1,305	1,321,312

			4,416,335

Specialty Retail – 0.7%
Claire’s Stores, Inc.(a):
9.00%, 3/15/19		734	825,750
7.75%, 6/01/20		158	159,975
Michaels Stores, Inc.,
7.75%, 11/01/18		223	241,955
New Academy Finance Co. LLC,
8.00%, 6/15/18(a)(g)		155	159,650
Party City Holdings, Inc.,
8.88%, 8/01/20(a)		422	473,695
Penske Automotive Group, Inc.,
5.75%, 10/01/22(a)		495	521,606
Sally Holdings LLC/Sally Capital, Inc.:
6.88%, 11/15/19		650	720,688
5.75%, 6/01/22		300	315,750
Sonic Automotive, Inc.,
5.00%, 5/15/23(a)		96	95,280

			3,514,349

Textiles, Apparel & Luxury Goods – 0.2%
Levi Strauss & Co.,
6.88%, 5/01/22		265	293,819
PVH Corp.,
7.75%, 11/15/23		410	489,713

			783,532

Trading Companies & Distributors – 0.4%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust, Series 2012-1(a):
Class A, 5.13%, 11/30/24		955	1,017,216
Class B, 6.50%, 5/30/21		850	883,821

			1,901,037

Transportation Infrastructure – 0.1%
Aguila 3 SA,
7.88%, 1/31/18(a)		353	379,916

Wireless Telecommunication Services – 2.8%
Crown Castle International Corp.,
5.25%, 1/15/23		1,165	1,179,563
Digicel Group Ltd.,
8.25%, 9/30/20(a)		995	1,059,675
Digicel Ltd.,
6.00%, 4/15/21(a)		616	612,920
MetroPCS Wireless, Inc.,
6.63%, 11/15/20		461	493,270
Softbank Corp.,
4.50%, 4/15/20(a)		1,260	1,278,537
Sprint Capital Corp.,
6.88%, 11/15/28		1,650	1,650,000
Sprint Nextel Corp.(a):
9.00%, 11/15/18		4,260	5,165,250
7.00%, 3/01/20		1,770	1,991,250
Wind Acquisition Finance SA,
6.50%, 4/30/20(a)		202	207,555

			13,638,020

Total Corporate Bonds – 64.1%			307,593,727

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013	9

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)		Value
Aerospace & Defense – 0.3%
DigitalGlobe, Inc., Term Loan B,
3.75%, 1/31/20	USD	930	$935,115
Transdigm, Inc., Term Loan C,
3.75%, 2/28/20		474	478,669

			1,413,784

Airlines – 0.7%
Delta Air Lines, Inc., Term Loan B,
5.00%, 4/20/17		1,848	1,867,215
Northwest Airlines, Inc.:
Term Loan, 2.30%, 3/10/17		216	199,919
Term Loan, 2.30%, 3/10/17		216	199,919
Term Loan, 1.68%, 9/10/18		182	161,448
Term Loan, 1.68%, 9/10/18		182	160,636
Term Loan, 1.68%, 9/10/18		181	159,465
US Airways Group Inc., Term Loan B1,
4.25%, 5/23/19		850	849,150

			3,597,752

Auto Components – 2.6%
Affinia Group Intermediate Holdings Inc., Term Loan B2,
4.75%, 4/15/20		660	661,650
Autoparts Holdings Ltd.:
First Lien Term Loan, 6.50%, 7/28/17		1,350	1,330,022
Second Lien Term Loan, 10.50%, 1/29/18		1,800	1,777,500
Federal-Mogul Corp.:
Term Loan B, 2.14%, 12/29/14		2,729	2,670,360
Term Loan C, 2.14%, 12/28/15		2,222	2,171,387
FleetPride Corp., First Lien Term Loan,
5.25%, 11/20/19		648	647,163
The Goodyear Tire & Rubber Co., Second Lien Term Loan,
4.75%, 4/30/19		2,170	2,181,458
Schaeffler AG, Term Loan C,
4.25%, 1/27/17		225	227,718
Transtar Holding Co., First Lien Term Loan,
5.50%, 10/09/18		905	914,504

			12,581,762

Biotechnology – 0.2%
Grifols, Inc., Term Loan B,
4.25%, 6/01/17		1,022	1,029,305

Building Products – 0.7%
Armstrong World Industries, Inc., Term Loan B,
3.50%, 3/16/20		475	475,594
CPG International, Inc., Term Loan,
5.75%, 9/18/19		1,438	1,447,365
Wilsonart International Holdings LLC, Term Loan B,
4.00%, 10/31/19		1,426	1,426,781

			3,349,740

Capital Markets – 1.2%
American Capital Holdings, Inc., Term Loan,
5.50%, 8/22/16		1,025	1,037,813
HarbourVest Partners LLC, Term Loan B,
4.75%, 11/21/17		622	625,631
Knight Capital Group, Inc., Term Loan B,
5.25%, 11/10/17		795	787,050
Nuveen Investments, Inc.:
Second Lien Term Loan, 6.50%, 2/28/19		1,241	1,244,102
Term Loan, 4.19%, 5/13/17		2,025	2,030,488

			5,725,084

Chemicals – 2.7%
AI Chem & Cy S.C.A., Second Lien Term Loan,
8.25%, 4/03/20		450	461,250
American Rock Salt Holdings LLC, Term Loan,
5.50%, 4/25/17		1,950	1,960,810
Chemtura Corp., Exit Term Loan B,
5.50%, 8/27/16		1,293	1,305,339
Evergreen Acqco 1 LP, Term Loan,
5.00%, 7/09/19		799	802,431
General Chemical Corp., Term Loan,
5.00% – 5.75%, 10/06/15		857	862,575
INEOS US Finance LLC, 6 year Term Loan,
4.00%, 5/04/18		1,253	1,252,591
MacDermid, Inc., Tranche C Term Loan,
2.31%, 4/11/14	EUR	575	745,535
Nexeo Solutions LLC, Term Loan B,
5.00%, 9/08/17	USD	1,682	1,675,510
Tronox Pigments (Netherlands) BV, Term Loan,
4.50%, 3/19/20		1,168	1,178,440
Univar, Inc., Term Loan B,
5.00%, 6/30/17		548	543,794
US Coatings Acquisition, Inc., Term Loan,
4.75%, 2/03/20		2,105	2,120,009

			12,908,284

Commercial Services & Supplies – 2.6%
ADS Waste Holdings, Inc., Term Loan B,
4.25%, 10/09/19		1,754	1,765,025
Altegrity, Inc.:
Term Loan, 5.00%, 2/21/15		640	634,003
Tranche D Term Loan, 7.75%, 2/20/15		1,002	1,010,920
AWAS Finance Luxembourg 2012 SA, Term Loan,
3.50%, 7/16/18		425	429,341

10	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)		Value
Commercial Services & Supplies (concluded)
AWAS Finance Luxembourg Sarl, Term Loan B,
3.50%, 6/10/16	USD	741	$746,512
Catalent Pharma Solutions Inc., Term Loan,
6.50%, 12/29/17		415	419,669
Garda World Security Corp., Term Loan B,
4.50%, 11/13/19		582	587,896
KAR Auction Services, Inc., Term Loan B,
3.75%, 5/19/17		2,304	2,335,044
Learning Care Group (US) No. 2 Inc, Term Loan B,
6.00%, 5/08/19		385	385,724
Livingston International, Inc.:
First Lien Term Loan, 5.00%, 4/16/19		570	571,072
Second Lien Term Loan, 9.00%, 4/16/20		260	263,900
Protection One, Inc., Term Loan,
4.25%, 3/21/19		950	957,530
Spin Holdco Inc., Term Loan B,
4.25%, 11/15/19		1,325	1,331,625
West Corp., Term Loan B8,
4.25%, 6/29/18		1,250	1,259,112

			12,697,373

Communications Equipment – 3.3%
Alcatel-Lucent USA, Inc.:
Term Loan B, 6.25%, 8/01/16		795	803,061
Term Loan C, 7.25%, 1/30/19		2,713	2,739,762
Term Loan D, 7.50%, 1/30/19	EUR	873	1,147,200
Avaya, Inc.:
Extended Term Loan B3, 4.77%, 10/26/17	USD	2,251	2,019,055
Term Loan B5, 8.00%, 3/30/18		379	361,329
CommScope, Inc., Term Loan,
3.75%, 1/12/18		1,470	1,483,318
Riverbed Technology, Inc., Term Loan,
4.00%, 12/18/19		653	659,335
Telesat Canada, Term Loan A,
4.83%, 3/24/17	CAD	2,597	2,492,539
Zayo Group, LLC, Term Loan B,
4.50% – 5.25%, 7/02/19	USD	4,059	4,059,325

			15,764,924

Construction & Engineering – 0.6%
BakerCorp International, Inc., Term Loan,
4.25%, 2/14/20		1,180	1,188,199
Centaur LLC:
First Lien Term Loan, 5.25%, 2/15/19		1,040	1,049,100
Second Lien Term Loan, 8.75%, 2/15/20		510	516,696

			2,753,995

Construction Materials – 0.9%
HD Supply, Inc., Senior Debt B,
4.50%, 10/12/17		4,359	4,391,384

Consumer Finance – 0.3%
Moneygram International, Inc, Term Loan B,
4.25%, 3/20/20		610	611,525
Springleaf Financial Funding Co., Term Loan,
5.50%, 5/10/17		887	889,878

			1,501,403

Containers & Packaging – 0.9%
Berlin Packaging LLC, Second Lien Term Loan,
8.75%, 4/02/20		475	482,125
Pact Group Pty Ltd., Term Loan B,
3.75%, 5/29/20		1,720	1,737,200
Sealed Air Corp., Term Loan,
4.00%, 10/03/18		678	685,762
Tekni-Plex, Inc., Term Loan B,
5.50%, 8/25/19		1,435	1,427,825

			4,332,912

Distributors – 0.6%
ABC Supply Co., Inc., Term Loan,
3.50%, 4/16/20		2,165	2,171,062
Crossmark Holdings, Inc., Term Loan,
4.50%, 12/20/19		424	423,937
VWR Funding, Inc., Extended Term Loan,
4.19%, 4/03/17		499	502,905

			3,097,904

Diversified Consumer Services – 1.2%
Bright Horizons Family Solutions, Inc., Term Loan B,
4.00% – 5.25%, 1/30/20		1,027	1,034,360
Dundee Holdco 4 Limited, Term Loan,
5.50%, 3/28/20		398	399,984
Education Management LLC, Term Loan C3,
8.25%, 5/08/20		196	184,235
Laureate Education, Inc., Extended Term Loan,
5.25%, 6/18/18		1,287	1,290,999
ServiceMaster Co., Term Loan,
4.25%, 1/31/17		1,576	1,575,751
Weight Watchers International, Inc., Term Loan B2,
3.75%, 4/02/20		1,325	1,324,258

			5,809,587

Diversified Financial Services – 1.1%
ION Trading Technologies Ltd Inc:
First Lien Term Loan, 4.50%, 5/22/20		730	735,168
Second Lien Term Loan, 8.25%, 5/21/21		305	307,288
Reynolds Group Holdings Inc., Dollar Term Loan,
4.75%, 9/28/18		2,192	2,209,857
ROC Finance LLC, Term Loan,
5.00%, 5/15/19		450	453,150
WMG Acquisition Corp.:
Delayed Draw Term Loan 1, 4.25%, 7/06/20		632	628,388
Delayed Draw Term Loan 2, 3.75%, 7/06/20		98	97,356

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013	11

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)		Value
Diversified Financial Services (conluded)
WMG Acquisition Corp.(concluded):
Term Loan, 3.75%, 5/18/20	USD	725	$728,625

			5,159,832

Diversified Telecommunication Services – 3.1%
Consolidated Communications, Inc., Term Loan B3,
5.25%, 12/31/18		1,561	1,574,357
Hawaiian Telcom Communications, Inc., Term Loan B,
7.00%, 2/28/17		2,006	2,017,038
Integra Telecom Inc.:
Second Lien Term Loan, 9.75%, 2/21/20		420	431,323
Term Loan, 6.00%, 2/22/19		840	848,400
Level 3 Financing, Inc.:
Term Loan, 4.75%, 8/01/19		6,725	6,773,353
Term Loan B, 4.75%, 2/01/16		134	135,500
Syniverse Holdings, Inc., Delayed Draw Term Loan,
4.00%, 4/23/19		830	832,855
US Telepacific Corp., Term Loan B,
5.75%, 2/23/17		2,398	2,393,773

			15,006,599

Electronic Equipment, Instruments & Components – 0.2%
CDW LLC, Term Loan,
3.50%, 4/29/20		950	946,437

Energy Equipment & Services – 1.1%
API Heat Transfer, Inc., Term Loan,
5.25%, 4/30/19		695	695,000
Dynegy Holdings Inc., Term Loan B2,
4.00%, 4/23/20		1,005	1,007,302
MEG Energy Corp., Term Loan,
3.75%, 3/31/20		2,456	2,469,081
Tervita Corp., Term Loan,
6.25%, 5/15/18		668	675,184
Unifrax Corp., Term Loan,
4.25%, 11/28/18		399	401,246

			5,247,813

Food & Staples Retailing – 2.6%
Alliance Boots Holdings Ltd., Term Loan B1,
3.49%, 7/09/15	GBP	3,000	4,541,104
JC Penney Corp., Inc., First Lien Term Loan,
6.00%, 4/30/18	USD	2,310	2,340,330
Pilot Travel Centers LLC, Term Loan B2,
4.25%, 8/07/19		856	847,143
Rite Aid Corp.:
Second Lien Term Loan, 5.75%, 8/21/20		430	443,347
Term Loan 6, 4.00%, 2/21/20		405	407,110
Sprouts Farmers Markets Holdings, LLC, Term Loan,
4.50%, 4/23/20		720	720,000
Supervalu Inc., Term Loan B,
5.00%, 3/21/19		939	935,920
US Foods, Inc., Term Loan,
4.50%, 3/29/19		2,100	2,092,125

			12,327,079

Food Products – 1.2%
Advance Pierre Foods, Inc., Term Loan,
5.75%, 7/10/17		968	973,323
Del Monte Foods Co., Term Loan,
4.00%, 3/08/18		1,048	1,051,512
Dole Food Co., Inc., Term Loan,
3.75%, 4/01/20		1,260	1,262,923
Performance Food Group Co., Second Lien Term Loan,
6.25%, 11/29/19		1,245	1,245,311
Pinnacle Foods Finance LLC, Term Loan G,
3.25%, 4/29/20		1,300	1,300,000

			5,833,069

Health Care Equipment & Supplies – 3.1%
Arysta LifeScience Corp.:
First Lien Term Loan, 4.50%, 5/25/20		1,630	1,637,140
Second Lien Term Loan, 8.25%, 11/30/20		700	707,217
Bausch & Lomb, Inc., Term Loan,
4.00%, 5/17/19		2,134	2,137,353
Biomet, Inc., Extended Term Loan B,
3.94% – 4.03%, 7/25/17		771	774,866
BSN Medical Acquisition Holding GmbH, Term Loan B1A,
5.00%, 8/28/19		1,360	1,371,900
Capital Safety North America Holding, Inc., Term Loan,
4.50%, 1/21/19		1,252	1,254,728
DJO Finance LLC, Term Loan B3,
4.75%, 9/15/17		2,610	2,642,649
Hologic, Inc., Term Loan B,
4.50%, 8/01/19		1,929	1,940,306
Immucor, Inc., Term Loan B2,
5.00%, 8/17/18		1,497	1,507,291
LHP Hospital Group, Inc., Term Loan,
9.00%, 7/03/18		749	764,324

			14,737,774

Health Care Providers & Services – 2.6%
American Renal Holdings, Inc.:
First Lien Term Loan, 4.50%, 9/22/19		1,075	1,077,021
Second Lien Term Loan, 8.50%, 2/14/20		850	854,955
Ardent Medical Services, Inc., Term Loan,
6.75%, 7/02/18		509	514,234
CHG Buyer Corp., First Lien Term Loan,
5.00%, 11/22/19		785	792,491
ConvaTec, Inc., Term Loan,
5.00%, 12/22/16		1,712	1,731,149

12	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)		Value
Health Care Providers & Services (concluded)
DaVita, Inc.:
Term Loan B, 4.50%, 10/20/16	USD	1,955	$1,971,617
Term Loan B2, 4.00%, 11/01/19		1,112	1,124,169
Emergency Medical Services Corp., Term Loan,
4.00%, 5/25/18		686	689,059
Genesis HealthCare Corp., Term Loan B,
10.00% – 10.75%, 9/25/17		976	1,005,320
inVentiv Health, Inc.:
Combined Term Loan, 7.50%, 8/04/16		621	613,039
Incremental Term Loan B3, 7.75%, 5/15/18		545	539,356
Surgical Care Affiliates, Inc., Term Loan B,
4.25%, 6/29/18		785	787,457
US Renal Care, Inc., First Lien Term Loan,
6.25%, 7/02/19		903	913,336

			12,613,203

Health Care Technology – 1.1%
IMS Health, Inc., Term Loan B1,
3.75%, 9/01/17		2,624	2,636,936
Kinetic Concepts, Inc., Term Loan C1,
5.50%, 5/04/18		1,294	1,309,005
MedAssets, Inc., Term Loan B,
4.00%, 12/13/19		488	490,402
Merge Healthcare Inc, Term Loan B,
6.00%, 4/23/19		680	683,400

			5,119,743

Hotels, Restaurants & Leisure – 3.8%
Alpha D2 Ltd., Extended Term Loan B2,
6.00%, 4/30/19		1,174	1,186,147
Caesars Entertainment Operating Co., Inc., Extended Term Loan B6,
5.44%, 1/26/18		235	209,792
Golden Living, Term Loan,
5.00%, 5/04/18		1,009	970,593
Harrah’s Property Co., Mezzanine Term Loan,
3.69%, 2/13/14		6,077	5,544,897
Kasima LLC, Term Loan B,
3.25%, 5/14/21		1,020	1,021,918
MGM Resorts International, Term Loan B,
3.50%, 12/20/19		1,272	1,274,458
OSI Restaurant Partners LLC, Term Loan,
3.50%, 10/25/19		655	654,528
Sabre, Inc., Term Loan B,
5.25%, 2/19/19		584	590,417
Six Flags Theme Parks, Inc., Term Loan B,
4.00% – 5.25%, 12/20/18		388	393,134
Station Casinos, Inc., Term Loan B,
5.00%, 3/01/20		2,995	3,022,704
Travelport LLC:
Extended Delayed Draw Term Loan, 4.96%, 8/21/15		287	285,693
Second Lien Term Loan 1, 9.50%, 1/29/16		1,040	1,082,608
Twin River Worldwide Holdings, Inc., Term Loan B,
5.25%, 9/27/18		1,035	1,046,456
Wendy’s International, Inc., Term Loan B,
3.25%, 5/15/19		951	956,418

			18,239,763

Household Products – 0.8%
Anchor Hocking LLC, Term Loan,
7.50%, 5/06/20		355	358,550
Prestige Brands, Inc., Term Loan,
3.75%, 1/31/19		1,042	1,049,299
Spectrum Brands, Inc., Term Loan,
4.50% – 5.50%, 12/17/19		1,652	1,669,832
Waddington North America Inc.:
First Lien Term Loan, 4.75%, 5/15/20		500	501,250
Second Lien Term Loan, 8.50%, 11/16/20		345	346,725

			3,925,656

Independent Power Producers & Energy Traders – 1.1%
The AES Corp., Term Loan B,
3.75%, 6/01/18		1,379	1,392,088
Calpine Construction Finance Co., L.P., Term Loan 1,
3.00%, 4/24/20		275	273,006
Calpine Corp., Term Loan B1,
4.00%, 4/02/18		754	760,224
La Frontera Generation, LLC, Term Loan,
4.50%, 9/30/20		1,985	1,999,887
Star West Generation LLC, Term Loan B,
5.00%, 3/13/20		738	740,120

			5,165,325

Industrial Conglomerates – 0.4%
Sequa Corp., Term Loan B,
5.25%, 6/19/17		1,893	1,910,836

Insurance – 1.1%
Alliant Holdings I, Inc., Term Loan B,
5.00%, 12/20/19		758	761,890
Asurion LLC, Term Loan B1,
4.50%, 5/24/19		1,087	1,091,744
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		666	669,750
Term Loan B2, 3.75%, 9/20/18		956	960,544

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013	13

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)		Value
Insurance (concluded)
Cooper Gay Swett & Crawford Ltd,:
First Lien Term Loan, 5.00%, 4/06/20	USD	770	$778,662
Second Lien Term Loan, 8.25%, 10/05/20		360	366,300
Cunningham Lindsey US, Inc., First Lien Term Loan,
5.00%, 12/10/19		658	664,111

			5,293,001

Internet Software & Services – 0.2%
Web.com Group, Inc., Term Loan B,
4.50%, 10/27/17		1,097	1,112,126

IT Services – 3.0%
CCC Information Services, Inc., Term Loan,
4.00%, 12/20/19		384	385,958
Ceridian Corp., Extended Term Loan,
5.95%, 5/09/17		1,794	1,805,876
First Data Corp.:
Extended Term Loan B, 4.20%, 3/23/18		5,943	5,915,880
Term Loan, 4.20%, 9/24/18		1,840	1,830,543
Genpact International, Inc., Term Loan B,
4.25%, 8/30/19		486	490,584
InfoGroup, Inc., Term Loan,
7.50%, 5/25/18		606	551,646
SunGard Data Systems, Inc.:
Term Loan D, 4.50%, 1/31/20		479	484,785
Term Loan E, 4.00%, 3/08/20		310	313,295
TransUnion LLC, Term Loan,
4.25%, 2/10/19		2,755	2,774,515

			14,553,082

Leisure Equipment & Products – 0.1%
FGI Operating Co. LLC, Term Loan,
5.50%, 4/19/19		541	541,905

Life Sciences Tools & Services – 0.1%
Patheon, Inc., Term Loan,
7.25%, 12/06/18		498	503,719

Machinery – 2.2%
Alliance Laundry Systems LLC:
Second Lien Term Loan, 9.50%, 12/10/19		442	450,654
Term Loan, 4.50%, 12/07/18		418	420,748
Dematic S.A., Term Loan,
5.25%, 12/27/19		1,017	1,025,081
Generac Power Systems, Inc., Term Loan B,
3.50%, 5/30/20		1,445	1,444,393
Intelligrated, Inc., First Lien Term Loan,
4.50%, 7/30/18		796	800,975
Navistar International Corp., Term Loan B,
5.75%, 8/07/17		1,176	1,197,473
Rexnord LLC, Term Loan B,
3.75%, 4/02/18		856	865,534
Silver II US Holdings LLC, Term Loan,
4.00%, 12/13/19		2,401	2,401,679
Terex Corp., Term Loan B,
5.00%, 4/28/17	EUR	125	163,522
Wabash National Corp., Term Loan B,
4.50%, 5/02/19	USD	1,796	1,804,863

			10,574,922

Media – 7.7%
AMC Entertainment, Inc., Term Loan,
3.50%, 4/30/20		1,350	1,352,740
Capsugel Holdings US, Inc., Term Loan B,
4.75%, 8/01/18		1,063	1,071,624
Cengage Learning Acquisitions, Inc., Tranche 1 Incremental,
7.50%, 7/03/14		1,237	971,893
Charter Communications Operating LLC, Term Loan E,
3.00%, 4/10/20		1,330	1,321,927
Clear Channel Communications, Inc.:
Term Loan B, 3.84%, 1/29/16		631	585,907
Term Loan C, 3.84%, 1/29/16		149	137,454
Term Loan D, 6.94%, 1/30/19		2,872	2,680,070
Cumulus Media, Inc., First Lien Term Loan,
4.50%, 9/17/18		1,417	1,429,293
EMI Music Publishing Ltd., Term Loan B,
4.25%, 6/29/18		891	895,815
Fender Musical Instrument Corp., Term Loan B,
5.75%, 4/03/19		195	194,594
Foxco Acquisition Sub LLC, Term Loan B,
5.50%, 7/14/17		1,239	1,254,782
Getty Images, Inc., Term Loan B,
4.75%, 10/18/19		1,287	1,293,209
Gray Television, Inc., Term Loan B,
4.75%, 10/15/19		1,282	1,298,098
Houghton Mifflin Harcourt Publishing Co., DIP Term Loan B,
5.25%, 6/01/18		1,510	1,509,750
Hubbard Broadcasting, Term Loan B,
4.50%, 4/28/17		887	891,557
Intelsat Jackson Holdings Ltd., Term Loan,
5.25%, 2/03/14		1,659	1,657,529
Intelsat Jackson Holdings SA, Term Loan B1,
4.25%, 4/02/18		6,207	6,243,736
Interactive Data Corp., Term Loan B,
3.75%, 2/11/18		1,683	1,687,191
Kabel Deutschland GmbH, Term Loan F1,
3.25%, 2/01/19		1,265	1,263,735
Lavena Holding 4 GmbH:
Term Loan B, 2.62%, 3/06/15	EUR	304	390,662
Term Loan C, 3.00%, 3/04/16		608	785,273

14	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)	Value
Media (concluded)
NEP Supershooters LP:
Second Lien Term Loan, 9.50%, 8/18/20	USD 246	$253,496
Term Loan, 4.75%, 1/18/20	1,197	1,209,724
Nielsen Finance LLC, Term Loan E,
2.95%, 5/02/16	398	401,348
Rentpath, Inc., Term Loan B,
6.25%, 5/02/20	990	973,913
Salem Communications Corp., Term Loan B,
4.50%, 3/16/20	745	753,828
Sinclair Television Group Inc., Term Loan B,
3.00%, 4/09/20	390	391,880
Univision Communications, Inc., Converted Extended Term Loan,
4.50%, 3/02/20	1,964	1,958,672
UPC Financing Partnership:
Term Loan AG, 3.87%, 3/26/21	EUR 396	515,576
Term Loan AH, 3.25%, 6/30/21	USD 255	254,717
WC Luxco Sarl, Term Loan B3,
4.25%, 3/15/18	499	501,255
WideOpenWest Finance LLC, Term Loan B,
4.75%, 3/26/19	650	654,560

		36,785,808

Metals & Mining – 2.3%
Ameriforge Group, Inc.:
First Lien Term Loan, 6.00%, 12/19/19	678	686,216
Second Lien Term Loan, 8.75%, 12/18/20	335	341,700
Constellium Holdco BV, Term Loan B,
6.25%, 3/25/20	1,505	1,529,456
FMG America Finance, Inc., Term Loan,
5.25%, 10/18/17	2,326	2,336,389
Murray Energy Corp., Term Loan B,
4.75%, 5/24/19	370	372,128
Novelis, Inc., Term Loan,
3.75%, 3/10/17	2,180	2,210,085
SunCoke Energy, Inc., Term Loan B,
4.00%, 7/26/18	485	486,557
Walter Energy, Inc., Term Loan B,
5.75%, 4/02/18	1,669	1,674,701
Windsor Financing LLC, Term Loan B,
6.25%, 12/05/17	1,134	1,170,542

		10,807,774

Multiline Retail – 1.9%
99 Cents Only Stores, Term Loan,
5.25%, 1/11/19	1,307	1,324,291
Apex Tool Group LLC, Term Loan B,
4.50%, 2/01/20	875	880,609
BJ’s Wholesale Club, Inc.:
Replacement Term Loan, 4.25%, 9/26/19	736	738,374
Second Lien Term Loan, 9.75%, 3/26/20	510	522,495
HEMA Holding BV:
Second Lien Term Loan, 5.12%, 1/05/17	EUR 2,900	3,520,501
Term Loan B, 2.12%, 7/06/15	357	455,531
Term Loan C, 2.87%, 7/05/16	357	457,855
The Neiman Marcus Group, Inc., Extended Term Loan,
4.00%, 5/16/18	USD 1,120	1,118,835

		9,018,491

Oil, Gas & Consumable Fuels – 3.5%
Chesapeake Energy Corp., Unsecured Term Loan,
5.75%, 12/01/17	1,920	1,966,906
Everest Acquisition LLC, Term Loan B3,
3.50%, 5/24/18	1,190	1,195,653
Gibson Energy ULC, Term Loan B,
4.75%, 6/15/18	1,301	1,315,791
GIM Channelview Cogeneration, LLC, Term Loan B,
4.25%, 5/04/20	835	837,087
Obsidian Natural Gas Trust, Term Loan,
7.00%, 11/02/15	1,466	1,472,875
Pacific Drilling S.A., Term Loan B,
4.50%, 5/30/18	1,015	1,019,121
Panda Temple Power LCC, Term Loan B,
7.25%, 4/03/19	650	663,813
Philadelphia Energy Solutions LLC, Term Loan B,
6.25%, 4/04/18	1,070	1,088,725
Power Team Services, LLC:
Delayed Draw Term Loan, 0.50%, 5/06/20	45	45,028
First Lien Term Loan, 4.25%, 5/06/20	360	360,227
Second Lien Term Loan, 8.25%, 11/06/20	200	199,000
Ruby Western Pipeline Holdings LLC, Term Loan B,
3.50%, 3/27/20	805	809,025
Samson Investment Co., Second Lien Term Loan,
6.00%, 9/25/18	525	527,756
Teine Energy Ltd., Second Lien Term Loan,
7.50%, 5/09/19	705	706,763
Tesoro Corp., Term Loan B,
2.53%, 1/29/16	985	994,850
Total Safety US, Inc.:
First Lien Term Loan, 5.75%, 2/21/20	745	749,656
Second Lien Term Loan, 9.25%, 8/21/20	289	293,614
Vantage Drilling Co.:
Term Loan, 6.25%, 10/26/17	1,860	1,877,204
Term Loan B, 5.75%, 3/28/19	690	698,052

		16,821,146

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013	15

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)	Value
Paper & Forest Products – 0.2%
NewPage Corp., Exit Term Loan,
7.75%, 12/21/18	USD 850	$867,000

Pharmaceuticals – 2.3%
Aptalis Pharma, Inc., Term Loan B,
5.50%, 2/10/17	1,760	1,764,638
Par Pharmaceutical Co., Inc., Term Loan B,
4.25%, 9/30/19	3,055	3,057,693
Pharmaceutical Product Development, Inc., Term Loan B,
4.25%, 12/05/18	2,470	2,486,566
Quintiles Transnational Corp., Term Loan B,
4.50%, 6/08/18	756	763,592
RPI Finance Trust, Incremental Tranche 2,
4.00%, 11/09/18	319	320,302
Valeant Pharmaceuticals International, Inc.:
Term Loan C1, 3.50%, 12/11/19	589	591,744
Term Loan D1, 3.50%, 2/13/19	1,126	1,131,194
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/18	275	276,899
Term Loan B1, 4.25%, 3/15/18	633	636,101
Term Loan B2, 4.25%, 3/15/18	224	225,402

		11,254,131

Professional Services – 1.2%
Booz Allen Hamilton, Inc., Term Loan B,
4.50%, 7/31/19	1,134	1,141,866
Emdeon Business Services, LLC, Term Loan B2,
3.75%, 11/02/18	2,340	2,354,093
ON Assignment, Inc, Term Loan B,
3.50%, 4/30/20	470	472,491
Sirva Worldwide, Inc., Term Loan,
7.50%, 3/27/19	770	764,225
Truven Health Analytics, Inc., Term Loan B,
4.50%, 6/01/19	1,052	1,053,807

		5,786,482

Real Estate Investment Trusts (REITs) – 0.5%
iStar Financial, Inc., Term Loan,
4.50%, 9/28/17	2,374	2,397,110

Real Estate Management & Development – 0.9%
Realogy Corp.:
Extended Letter of Credit, 4.45%, 10/10/16	348	350,618
Extended Term Loan, 4.50%, 3/05/20	3,725	3,758,376

		4,108,994

Road & Rail – 0.2%
Road Infrastructure Investment LLC, Term Loan B,
6.25%, 3/30/18	804	811,207

Semiconductors & Semiconductor Equipment – 0.5%
Freescale Semiconductor, Inc.:
Term Loan B3, 4.25%, 12/01/16	285	285,855
Term Loan B4, 5.00%, 3/02/20	1,540	1,546,868
NXP BV, Term Loan C,
4.75%, 1/11/20	688	702,041

		2,534,764

Software – 2.6%
Blackboard, Inc., Term Loan B2,
6.25%, 10/04/18	272	276,117
CompuCom Systems, Inc., Term Loan B,
4.25%, 5/08/20	315	316,181
Evertec, Inc., Term Loan B,
3.50%, 4/15/20	450	448,763
GCA Services Group, Inc.:
Second Lien Term Loan, 9.25%, 10/22/20	780	791,700
Term Loan B, 5.25%, 11/01/19	788	793,103
Infor US, Inc., Term Loan B2,
5.25% - 6.25%, 4/05/18	3,238	3,268,580
Kronos, Inc., Second Lien Term Loan,
9.75%, 4/30/20	1,245	1,301,025
RP Crown Parent LLC, First Lien Term Loan,
6.75%, 12/21/18	868	879,489
Sophia LP, Term Loan B,
4.50%, 7/19/18	1,160	1,167,726
SS&C Technologies, Inc.:
Term Loan B-1, 5.00%, 6/07/19	1,376	1,382,984
Term Loan B-2, 5.00%, 6/07/19	142	143,067
StoneRiver Holdings, Inc.:
First Lien Term Loan, 4.77%, 11/20/19	1,160	1,160,487
StoneRiver Holdings, Inc. (concluded):
Second Lien Term Loan, 8.84%, 11/20/20	410	410,000

		12,339,222

Specialty Retail – 4.6%
Academy Ltd., Term Loan,
4.50%, 8/03/18	2,065	2,083,072
Atlantic Aviation FBO Inc., Term Loan B,
3.25%, 5/20/20	490	490,461
Bass Pro Group LLC, Term Loan,
4.00%, 11/20/19	1,088	1,092,338

16	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests(b)	Par (000)		Value
Specialty Retail (concluded)
Burlington Coat Factory Warehouse Corp., Term Loan B1,
5.50%, 2/23/17	USD	480	$482,826
David’s Bridal, Inc., Term Loan B,
5.00%, 10/11/19		1,631	1,640,421
Equinox Holdings, Inc, Repriced Term Loan B,
4.25%, 1/31/20		805	810,031
The Gymboree Corp., Initial Term Loan,
5.00%, 2/23/18		128	125,560
Harbor Freight Tools USA, Inc., Term Loan B,
6.50%, 11/14/17		804	814,641
Jo-Ann Stores, Inc., Term Loan,
4.00%, 3/16/18		768	772,633
Leslie’s Poolmart, Inc., Term Loan B,
5.25%, 10/16/19		1,317	1,328,839
Michaels Stores, Inc., Term Loan,
3.75%, 1/28/20		1,390	1,395,894
Party City Holdings, Inc., Term Loan B,
4.25%, 7/29/19		2,712	2,713,128
PETCO Animal Supplies, Inc., Term Loan,
4.00%, 11/24/17		1,784	1,799,389
Reddy Ice Corp.:
First Lien Term Loan, 6.75%, 3/28/19		1,985	1,992,444
Second Lien, 10.75%, 11/01/19		995	995,000
SRAM LLC, Term Loan B,
4.00% - 5.25%, 6/07/18		421	421,365
Things Remembered, Inc., Term Loan B,
8.00%, 5/24/18		1,474	1,466,182
Toys ‘R’ Us Delaware, Inc.:
Incremental Term Loan B2, 5.25%, 5/25/18		656	650,170
Term Loan B3, 5.25%, 5/25/18		94	93,443
The Yankee Candle Co., Inc., Term Loan B,
5.25%, 4/02/19		866	866,800

			22,034,637

Textiles, Apparel & Luxury Goods – 0.8%
Ascend Performance Materials LLC, Term Loan B,
6.75%, 4/10/18		1,644	1,652,178
PVH Corp., Term Loan B,
3.25%, 2/13/20		1,080	1,084,590
Wolverine Worldwide, Inc., Term Loan B,
4.00%, 7/31/19		861	869,387

			3,606,155

Thrifts & Mortgage Finance – 0.3%
Insight Global, Inc., First Lien Term Loan,
6.00%, 10/31/19		808	814,035
Ocwen Financial Corp., Term Loan,
5.00%, 2/15/18		685	692,994

			1,507,029

Trading Companies & Distributors – 0.2%
WESCO Distribution, Inc., Term Loan B,
4.50%, 12/12/19		903	907,991

Wireless Telecommunication Services – 2.1%
Cricket Communications, Inc., Term Loan,
4.75%, 10/10/19		818	822,040
Light Tower Fiber LLC, First Lien Term Loan,
4.50%, 4/13/20		1,130	1,139,187
Time Warner Telecom Holdings Inc., Term Loan B,
2.70%, 4/17/20		1,950	1,956,825
Vodafone Americas Finance 2, Inc., PIK Term Loan,
6.88%, 8/11/15(g)		6,091	6,167,543

			10,085,595

Total Floating Rate Loan Interests – 79.5%			381,440,613

Municipal Bonds
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Company Project,:
5.00%, 12/01/19		540	556,297
5.50%, 12/01/22		175	182,233
5.25%, 12/01/25		120	123,515

Total Municipal Bonds – 0.2%			862,045

Other Interests(k)	Beneficial Interest (000)
Auto Components – 0.0%
Intermet Liquidating Trust Class A(c)		833	1

Chemicals – 0.0%
Wellman Holdings, Inc., Litigation Trust Certificate(c)		10,000	100

Diversified Financial Services – 0.2%
J.G.Wentworth LLC Preferred Equity Interests(c)		1	754,296

Hotels, Restaurants & Leisure – 0.0%
Buffets, Inc.(c)		1,440	14

Household Durables – 0.6%
Stanley Martin, Class B Membership Units		2	2,940,750

Media – 0.0%
Adelphia Escrow(c)		7,500	75
Adelphia Preferred Escrow(c)		5	–
Adelphia Recovery Trust(c)		9,406	75,248

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013	17

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)
(Percentages shown are based on Net Assets)

	Beneficial Interest (000)		Value
Other Interests(k)
Media (concluded)
Adelphia Recovery Trust Series ACC-6B INT(c)	USD	500	$15,000
			90,323

Total Other Interests – 0.8%			3,785,484

	Shares
Warrants(l)
Chemicals – 0.1%
GEO Specialty Chemicals, Inc. (Expires 3/31/15)		385,026	288,769

Health Care Providers & Services – 0.0%
HealthSouth Corp. (Expires 1/16/11)		126,761	1

Media – 0.1%
Charter Communications, Inc. (Issued/Exercisable 11/30/09, 1 share for 1 warrant. Expires 11/30/14, Strike Price $51.28)		12,661	807,139

Software – 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)		1,247	–
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		2,067	–
			–

Total Warrants – 0.2%			1,095,909

Total Long-Term Investments (Cost – $747,833,145) – 150.8%			723,877,034

Short-Term Securities
Money Market Funds – 1.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.06%(m)(n)		7,242,101	7,242,101

Total Short-Term Securities (Cost – $7,242,101) – 1.5%			7,242,101

Total Investments (Cost – $755,075,246*) – 152.3%			731,119,135
Liabilities in Excess of Other Assets – (52.3)%			(251,060,537)

Net Assets – 100.0%			$480,058,598

*	As of May 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$752,143,907

Gross unrealized appreciation	$34,575,895
Gross unrealized depreciation	(55,600,667)

Net unrealized depreciation	$(21,024,772)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Convertible security.

(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(h)	All or a portion of security has been pledged as collateral in connection with swaps.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

18	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Credit Suisse Group AG	$1,945,300	$(39,700)
Goldman Sachs Group, Inc	$426,690	$(4,310)
Jefferies & Co., Inc	$169,108	$(3,893)

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(l)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(m)	Investments in issuers considered to be an affiliate of the Fund during the period ended May 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at February 28, 2013	Net Activity	Shares Held at May 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	157,333	7,084,768	7,242,101	$894

(n)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of	CAD	Canadian Dollar
Investments, the names and descriptions of many of the	DIP	Debtor-In-Possession
securities have been abbreviated according to the following list:	EUR	Euro
	GBP	British Pound
	RB	Revenue Bonds
	TBA	To Be Announced
	USD	US Dollar

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013	19

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

•	Foreign currency exchange contracts as of May 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,747,086	CAD	2,804,000	Barclays Plc	7/17/13	$45,273
USD	6,575,306	GBP	4,295,000	Barclays Plc	7/17/13	51,377
USD	145,853	GBP	97,000	Citigroup Inc.	7/17/13	(1,486)
USD	142,911	GBP	92,000	Goldman Sachs Group, Inc.	7/17/13	3,167
EUR	955,000	USD	1,251,686	Bank of America Corp	7/23/13	(10,086)
USD	611,298	EUR	467,000	Bank of America Corp	7/23/13	4,149
USD	19,380,428	EUR	14,847,000	Barclays Plc	7/23/13	77,773
USD	481,944	EUR	370,000	Credit Suisse Group AG	7/23/13	905
USD	167,201	EUR	130,000	Goldman Sachs Group, Inc.	7/23/13	(1,813)
USD	128,479	EUR	99,000	Goldman Sachs Group, Inc.	7/23/13	(232)
USD	138,059	EUR	106,000	Goldman Sachs Group, Inc.	7/23/13	248
USD	260,920	EUR	200,000	Goldman Sachs Group, Inc.	7/23/13	900

Total						$170,175

•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	442	$41,928
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC-	USD	123	6,412
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	176	859
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	176	859
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	528	(3,933)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	118	(2,328)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/16	CCC-	USD	270	(17,731)
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	3/20/16	CCC-	USD	68	(2,252)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	359	(6,887)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	6/20/16	CCC-	USD	690	(19,189)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	325	(20,963)

20	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

•	Credit default swaps - sold protection outstanding as of May 31, 2013 were as follows (concluded):

Issuer	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
Caesars Entertainment Operating Co., Inc.	5.00%	Goldman Sachs Group, Inc.	3/20/17	CCC-	USD	226	$(10,338)
Caesars Entertainment Operating Co., Inc.	5.00%	Deutsche Bank AG	6/20/17	CCC-	USD	423	(24,463)

Total							$(58,026)

[1]	Using Standard & Poor’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Asset-Backed Securities	–	–	$15,618,226	$15,618,226
Common Stocks	$4,996,491	$1,986,179	6,498,360	13,481,030
Corporate Bonds	–	297,894,836	9,698,891	307,593,727
Floating Rate Loan Interests	–	344,737,920	36,702,693	381,440,613
Municipal Bonds	–	862,045	–	862,045
Other Interests	90,323	–	3,695,161	3,785,484
Warrants	807,139	–	288,770	1,095,909
Short-Term Securities	7,242,101	–	–	7,242,101

Total	$13,136,054	$645,480,980	$72,502,101	$731,119,135

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013	21

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$50,058	–	$50,058
Foreign currency exchange contracts	–	183,792	–	183,792
Liabilities:
Credit contracts	–	(108,084)	–	(108,084)
Foreign currency exchange contracts	–	(13,617)	–	(13,617)

Total	–	$112,149	–	$112,149

[1]

Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$148,254	–	–	$148,254
Liabilities:
Bank overdraft	–	$(150,315)	–	(150,315)
Loans payable	–	(218,000,000)	–	(218,000,000)

Total	$148,254	$(218,150,315)	–	$(218,002,061)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2013.

22	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013

Consolidated Schedule of Investments (continued)	BlackRock Debt Strategies Fund, Inc. (DSU)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of February 28, 2013	$19,075,856	$6,100,576	$8,566,689	$37,135,002	$3,916,514	$24,836	$74,819,473

Transfers into Level 3[1]	477,500	484,990	–	6,649,338	–	–	7,611,828
Transfers out of Level 3[2]	–	–	–	(11,682,614)	–	–	(11,682,614)
Accrued discounts/ premiums	21,985	–	48,710	20,040	–	–	90,735
Net realized gain (loss)	264,455	–	(2,674,829)	201,607	–	–	(2,208,767)
Net change in unrealized appreciation/Depreciation[3]	(151,185)	(87,956)	3,762,185	12,971	(102,545)	263,934	3,697,404
Purchases	–	750	–	16,749,773	1	–	16,750,524
Sales	(4,070,385)	–	(3,864)	(12,383,424)	(118,809)	–	(16,576,482)

Closing Balance, as of May 31, 2013	$15,618,226	$6,498,360	$9,698,891	$36,702,693	$3,695,161	$288,770	$72,502,101

[1]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of February 28, 2013, the Fund used observable inputs in determining the value of certain investments. As of May 31, 2013, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $7,611,828 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of February 28, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2013, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $11,682,614 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2013 was $1,354,542.

BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013	23

Consolidated Schedule of Investments (concluded)	BlackRock Debt Strategies Fund, Inc. (DSU)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of May 31, 2013. The table does not include Level 3 investments with values based upon unadjusted third party pricing information. Level 3 investments valued using third party pricing information was $53,983,825. A significant change in such third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$4,906,518	Market Comparable Companies	Offshore EBITDA Multiple	8.75x
			Onshore EBITDA Multiple	4.75x
	257,898	Market Comparable Companies	EBITDA Multiple	5.50x
Corporate Bonds[2]	8,258,158	Market Comparable Companies	EBITDA Multiple	5.50x
	850,000	Market Comparable Companies	Last 12 Months EBITDA Multiple	10.00x
Floating Rate Loan Interests	1,466,182	Market Comparable Yield Analysis	Yield	8.13%
Other Interests[3]	2,490,750	Discounted Cash Flow	Perpetuity Growth Rate	3.50%
			Free Cash Flow	$14.80-$35.20[4]
			Weighted Cost of Capital	11.30%
Warrants	288,770	Market Comparable Companies	EBITDA Multiple	5.50x

Total	$18,518,276

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Offshore EBITDA Multiple	Increase	Decrease
Onshore EBITDA Multiple	Increase	Decrease
EBITDA Multiple	Increase	Decrease
Last 12 Months EBITDA Multiple	Increase	Decrease
Yield	Decrease	Increase
Perpetuity Growth Rate	Increase	Decrease
Free Cash Flow	Increase	Decrease
Weighted Cost of Capital	Decrease	Increase

[2]

For the period ended May 31, 2013, the valuation technique for certain investments classified as corporate bonds changed to a market approach. The investment was previously valued using acquisition cost. Market information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

[3]

For the period ended May 31, 2013, the valuation technique for other interests changed from a market approach to an income approach. Market information previously utilized to determine fair value under the market approach no longer applied to this investment. Therefore, the income approach is considered to be a more relevant measure of fair value for this investment.

[4]	Amount is in millions.

24	BLACKROCK DEBT STRATEGIES FUND, INC.	MAY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ‘‘1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Debt Strategies Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Debt Strategies Fund, Inc.

Date: July 25, 2013